As filed with the Securities and Exchange Commission May 31, 2017

File Nos. 033-31326 and 811-05878

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No. 56	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57	[X]

FRANKLIN VALUE INVESTORS TRUST (as successor to Franklin Value Investors Trust, a Massachusetts business trust)
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 9, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 54/55 to the Registrant's registration statement on Form N-1A (PEA 54/55) filed on February 27, 2017 (Accession No. 0001379491-17-001069) as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the Franklin Small Cap Value Fund, a series of Registrant (Fund).  The prospectuses and SAIs of the Fund, as filed in PEA 54/55, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

FVIT P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED MARCH 1, 2017

OF

FRANKLIN SMALL CAP VALUE FUND

(a series of Franklin Value Investors Trust)

The prospectus is amended as follows:

I.          The Franklin Small Cap Value Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the prospectus are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Small Cap Value Fund	FRVLX	Pending	FRVFX	FVFRX	FRCSX	FVADX

III.         The following replaces the “Fund Summaries – Franklin Small Cap Value Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 25:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 79 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 50 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.28%	0.28%	0.28%	0.28%	0.06%	0.28%
Acquired fund fees and expenses[2]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[2]	1.13%	1.13%	1.88%	1.38%	0.66%	0.88%
Fee waiver and/or expense reimbursement[3]	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	1.11%	1.11%	1.86%	1.36%	0.64%	0.86%

1

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3.         The investment manager has contractually agreed in advance to reduce (waive) its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$912	$1,160	$1,870
Class T	$360	$598	$855	$1,590
Class C	$289	$589	$1,015	$2,201
Class R	$138	$435	$754	$1,657
Class R6	$65	$209	$366	$821
Advisor Class	$88	$279	$486	$1,083
If you do not sell your shares:
Class C	$189	$589	$1,015	$2,201

IV.        The following is added to the bottom of the “Fund Summary – Performance – Class A Total Returns” bar chart on page 30 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was -0.53%.

V.         The following is added to the “Fund Summaries – Franklin Small Cap Value Fund – Performance – Average Annual Total Returns” table on page 30 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Small Cap Value Fund - Class T	26.36%	13.18%	6.93%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

VI.        In the “Fund Summaries – Franklin Small Cap Value Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 31 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

2

VII.       The first table of the “Your Account – Choosing a Share Class” section on page 79 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Small Cap Value Fund began offering Class T shares on June 12, 2017.

VIII.       The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 80 is replaced with “Choosing a Share Class - Class A, T, C & R.”

IX.        The following is added to the “Your Account - Choosing a Share Class” section beginning on page 79:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

X.         The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 86 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

3

XI.        The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 89 is replaced with “Minimum Investments – Class A, T, C & R.”

XII.       The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 98 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XIII.       The “Your Account – Account Policies – Calculating Share Price – Class A & C” section heading on page 102 is replaced with “Class A, T & C.”

XIV.      In the “Your Account – Account Policies – Dealer Compensation” section, the “Class A, C & R” section heading on page 107 is replaced with “Class A, T, C & R,” the heading “MidCap Value Fund and Small Cap Value Fund” above the first table on page 108 is replaced with “MidCap Value Fund,” and the following table relating to the Small Cap Fund is added to page 108:

Small Cap Value Fund
	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2,3]	0.25	1.00[4]	0.50

Please keep this supplement with your prospectus for future reference.

4

FVIT SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2017

OF

FRANKLIN SMALL CAP VALUE FUND

(a series of Franklin Value Investors Trust)

The statement of additional information (SAI) is amended as follows:

I.          The Franklin Small Cap Value Fund will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, the Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin Small Cap Value Fund	FRVLX	Pending	FRVFX	FVFRX	FRCSX	FVADX

III.         The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 47:

Effective on June 12, 2017, the Fund also began offering Class T shares.  The full title of the Class T shares of the Fund is:

•         Franklin Small Cap Value Fund - Class T

IV.        The principal holders list for the Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 48 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Small Cap Value Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	24.74
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97JU3 4800 Deer Lake Dr. E 3rd Flr Jacksonville, FL 32246-6484	A	8.29
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	7.37
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd. Jersey City, NJ 07310-1995	A	6.19
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	9.91
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.87
RBC Capital Markets LLC* Attn: Mutual Fund Ops Manager 510 Marquette Avenue S Minneapolis, MN 55402-1110	C	7.39
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd. Jersey City, NJ 07310-1995	C	6.51
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	C	6.24
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97LD2 4800 Deer Lake Drive. E Jacksonville, FL 32246-6486	C	6.19
Raymond James* 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.97
Hartford Life Insurance Co. Separate Account Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	R	14.64
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	13.88
State Street Bank and Trust* as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R	8.72
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	R6	17.98
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	R6	9.71
John Hancock Trust Company LLC* 690 Canton Street, Suite 100 Westwood, MA 02090	R6	9.67
Voya Retirement Insurance and Annuity Co* 1 Orange Way B3N Windsor, CT 06095-4774	R6	7.78
State Street Bank and Trust* as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln Street Boston, MA 02111-2901	R6	7.45
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R6	7.04
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	Advisor	40.85
Ellard & Co.* c/o Fiduciary Trust Co Int’l. PO Box 3199 Church St. Station New York, NY 10008-3199	Advisor	9.61
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	5.53
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	5.22

1

*       For the benefit of its customer(s).

V.         The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 50 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.        The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 51 is replaced with the following:

The maximum initial sales charges are 5.75% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 56 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

VIII.       Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 57 is replaced with “The Class A, T, C and R plans.”

IX.        The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 57:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

X.         The third paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 57 is replaced with the following:

2

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XI.        The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 58 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 59 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 59 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 60 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

FRANKLIN VALUE INVESTORS TRUST
FILE NOS. 033-31326 and 811-05878

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)	Agreement and Declaration of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(ii)	Certificate of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(b) By-Laws

(i)	By-Laws dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(c) Instruments Defining rights of Securities Holders

(i)	Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value, Distributions and Redemptions and Transfers
(d)	Article VIII, Certain Transactions - Section 4
(d)	Article X, Miscellaneous - Section 4

(ii)	By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports- Section 1, 2 and 3
(c)	Article VII, General Matters Section 3, 4, 6 and 7
(d)	Article VIII Amendments - Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(ii)

Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin MicroCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(iii)

Investment Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin MidCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(iv)

Investment Management Agreement dated November 2, 2015 between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 52

On Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(e) Underwriting contracts

(i)

Form of Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 25, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 33-07785

Filing Date: March 1, 1996

(ii)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2004

(iv)

Amendment dated January 27, 2017 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(v)

Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(vi)

Amendment dated January 17, 2017 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(viii)	Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(ix)	Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(xi)

Amendment dated January 27, 2017 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(xii)

Assignment of Master Custody Agreement between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(h) Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(ii)

Subcontract for Fund Administration Services dated as of May 1, 2013 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin All Cap Value Fund, Franklin Large Cap Value Fund and Franklin MidCap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(iii)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(iv)

Assignment of Transfer Agency and Shareholder Services Agreement dated November 2, 2015 between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust and Franklin Templeton Investors Services, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement Form N-1A

File No. 033-31326

Filing Date:  February 26, 2016

(i) Legal Opinion

(i)	Opinion and Consent of Counsel dated October 30, 2015
Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: November 2, 2015

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)

Letter of Understanding relating to Initial Capital of Franklin Balance Sheet Investment Fund dated November 17, 1989

Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 21, 1995

(ii)

Letter of Understanding relating to Initial Capital of Franklin MicroCap Value Fund dated November 29, 1995

Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A

File No. 033-31326

Filing date: December 1, 1995

(iii)

Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund dated December 4, 1995

Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A

File No. 033-31326

Filing date: March 8, 1996

(iv)

Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund - Class C dated August 30, 1996

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2004

(v)

Letter of Understanding relating to Initial Capital of Franklin MidCap Value Fund dated June 29, 2005

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: August 29, 2005

(m) Rule 12b-1 Plan

(i)	Class A Distribution Plan pursuant to 12b-1 between the Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(ii)	Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin MicroCap Value Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(iii)	Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin MidCap Value Fund and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(iv)	Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(v)

Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 27, 2017

(vi)

Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin/Distributors, Inc.

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2017

(vii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Fund and Franklin Templeton Distributors, Inc.

(n) Rule 18f-3 Plan

(i)

Form of Multiple Class Plan on behalf of Franklin Balance Sheet Investment Fund

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(ii)	Form of Multiple Class Plan on behalf of Franklin MicroCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(iii)	Form of Multiple Class Plan for Franklin MidCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(iv)	Form of Amended Multiple Class Plan on behalf of Franklin Small Cap Value Fund

(p) Code of Ethics

(i)	Code of Ethics dated May 1, 2013
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(q) Power of Attorney

(i)

Franklin Value Investors Trust, a Delaware statutory trust Powers of Attorney dated August 17, 2015

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

Item 29.	Persons Controlled by or under Common Control with Registrant
None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

Franklin Advisory Services, LLC (Advisory Services) is an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources). The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

(a)   Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)   Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of May, 2017.

FRANKLIN VALUE INVESTORS TRUST

(Delaware statutory trust)

(Registrant)

By:   /s/Steven J. Gray

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Donald G. Taylor* Donald G. Taylor	President, Chief Executive Officer-Investment Management Dated: May 26, 2017

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: May 26, 2017

Robert G. Kubilis* Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: May 26, 2017

Edward I. Altman*	Trustee
Edward I. Altman Ann Torre Bates* Ann Torre Bates	Dated: May 26, 2017 Trustee Dated: May 26, 2017

Burton J. Greenwald*	Trustee
Burton J. Greenwald Jan Hopkins Trachtman* Jan Hopkins Trachtman	Dated: May 26, 2017 Trustee Dated: May 26, 2017

Gregory E. Johnson*	Trustee
Gregory E. Johnson Jennifer M. Johnson* Jennifer M. Johnson	Dated: May 26, 2017 Trustee Dated: May 26, 2017

Keith Mitchell*	Trustee
Keith Mitchell	Dated: May 26, 2017

David W. Niemiec* David W. Niemiec	Trustee Dated: May 26, 2017

Charles Rubens II* Charles Rubens II	Trustee Dated: May 26, 2017

Robert E. Wade*	Trustee
Robert E. Wade	Dated: May 26, 2017

Gregory H. Williams* Gregory H. Williams	Trustee Dated: May 26, 2017

*By:  /s/Steven J. Gray

      Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN VALUE INVESTORS TRUST
REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION

EX-99.(m)(vii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Fund and Franklin Templeton Distributors, Inc.

EX-99.(n)(iv)	Form of Multiple Class Plan on behalf of Franklin Small Cap Value Fund